UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8372

Travelers Series Fund Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31

Date of reporting period: July 31, 2004

ITEM 1.	SCHEDULE OF INVESTMENTS

TRAVELERS SERIES FUND INC.

MFS TOTAL RETURN PORTFOLIO

TRAVELERS MANAGED INCOME PORTFOLIO

SMITH BARNEY MONEY MARKET PORTFOLIO

FORM N-Q

JULY 31, 2004

Schedules of Investments (unaudited)	July 31, 2004

MFS TOTAL RETURN PORTFOLIO

SHARES	SECURITY	VALUE
COMMON STOCK — 57.7%
CONSUMER DISCRETIONARY — 6.1%
Auto Components — 0.3%
37,400	Magna International Inc., Class A Shares	$3,010,700
Hotels, Restaurants and Leisure — 0.2%
67,900	Hilton Hotels Corp.	1,210,657
45,200	McDonald’s Corp.	1,243,000
		2,453,657
Household Durables — 0.4%
222,420	Newell Rubbermaid Inc. (a)	4,804,272
Leisure Equipment and Products — 0.4%
25,200	Hasbro, Inc.	457,884
209,200	Mattel, Inc.	3,665,184
		4,123,068
Media — 4.1%
450,360	Comcast Corp., Special Class A Shares (b)	12,069,648
35,400	Cox Communications, Inc., Class A Shares (b)	976,332
59,500	Dex Media, Inc. (a)(b)	1,145,970
44,100	EchoStar Communications Corp., Class A Shares (b)	1,222,452
65,600	The News Corp. Ltd. Sponsored Preferred ADR Shares	2,084,112
444,600	Reed Elsevier PLC	3,938,829
58,400	Time Warner Inc. (b)	972,360
58,850	Tribune Co.	2,498,183
405,353	Viacom Inc., Class B Shares	13,615,807
298,800	The Walt Disney Co.	6,899,292
		45,422,985
Specialty Retail — 0.7%
51,800	The Gap, Inc.	1,175,860
90,670	The Home Depot, Inc.	3,057,392
132,500	The TJX Cos., Inc.	3,109,775
		7,343,027
	TOTAL CONSUMER DISCRETIONARY	67,157,709
CONSUMER STAPLES — 3.9%
Beverages — 0.4%
38,100	Anheuser-Busch Cos., Inc.	1,977,390
73,700	Diageo PLC	913,697
38,000	PepsiCo, Inc.	1,900,000
		4,791,087
Food and Drug Retailing — 0.3%
694,750	Rite Aid Corp. (a)(b)	3,411,222

See Notes to Schedules of Investments.

Schedules of Investments (unaudited) (continued)	July 31, 2004

MFS TOTAL RETURN PORTFOLIO

SHARES	SECURITY	VALUE
Food Products — 1.9%
252,397	Archer-Daniels-Midland Co.	$3,894,486
149,700	General Mills, Inc.	6,721,530
89,100	H.J. Heinz Co.	3,286,899
82,500	Kellogg Co.	3,436,950
167,100	Sara Lee Corp.	3,669,516
		21,009,381
Household Products — 0.6%
102,000	The Kimberly-Clark Corp.	6,535,140
Tobacco — 0.7%
147,900	Altria Group, Inc.	7,040,040
	TOTAL CONSUMER STAPLES	42,786,870
ENERGY — 6.9%
Energy Equipment and Services — 2.9%
69,570	BJ Services Co.	3,454,846
87,930	Cooper Cameron Corp. (a)(b)	4,492,344
361,440	GlobalSantaFe Corp.	9,903,456
301,080	Noble Corp. (b)	11,657,818
29,870	Schlumberger Ltd.	1,921,238
		31,429,702
Oil and Gas — 4.0%
208,406	BP PLC, Sponsored ADR	11,745,762
56,600	ConocoPhillips	4,458,382
97,340	Devon Energy Corp.	6,764,157
52,000	EnCana Corp.	2,304,640
16,100	EOG Resources, Inc.	1,023,155
186,306	Exxon Mobil Corp.	8,625,968
17,300	Newfield Exploration Co. (b)	1,021,911
48,100	Total SA, Sponsored ADR	4,682,535
100,400	Unocal Corp. (a)	3,891,504
		44,518,014
	TOTAL ENERGY	75,947,716
FINANCIALS — 13.6%
Banks — 5.5%
312,926	Bank of America Corp.	26,601,839
430,590	Mellon Financial Corp.	11,832,613
180,640	The PNC Financial Services Group, Inc.	9,140,384
13,200	SouthTrust Corp.	512,028
121,700	SunTrust Banks, Inc. (a)	8,026,115
92,446	U.S. Bancorp	2,616,222
44,500	Wachovia Corp.	1,971,795
		60,700,996

See Notes to Schedules of Investments.

Schedules of Investments (unaudited) (continued)	July 31, 2004

MFS TOTAL RETURN PORTFOLIO

SHARES	SECURITY	VALUE
Diversified Financials — 5.5%
146,600	American Express Co.	$7,366,650
104,200	Fannie Mae	7,394,032
30,000	Franklin Resources, Inc.	1,447,500
96,310	Freddie Mac	6,193,696
62,850	The Goldman Sachs Group, Inc.	5,542,742
348,248	JPMorgan Chase & Co.	13,000,098
114,500	MBNA Corp.	2,827,005
232,060	Merrill Lynch & Co., Inc.	11,538,023
112,100	Morgan Stanley	5,529,893
		60,839,639
Insurance — 2.6%
16,700	AFLAC Inc.	661,988
212,260	The Allstate Corp.	9,993,201
14,900	The Chubb Corp.	1,024,822
173,700	Conseco, Inc. (a)(b)	3,123,126
109,280	The Hartford Financial Services Group, Inc.	7,114,128
8,700	Marsh & McLennan Cos., Inc.	386,106
159,030	MetLife, Inc.	5,672,600
		27,975,971
	TOTAL FINANCIALS	149,516,606
HEALTHCARE — 5.7%
Biotechnology — 0.2%
26,900	Genzyme Corp. (b)	1,379,432
26,200	MedImmune, Inc. (b)	603,648
		1,983,080
Healthcare Equipment and Supplies — 0.1%
20,950	Baxter International Inc.	629,966
6,000	Guidant Corp.	331,920
		961,886
Healthcare Providers and Services — 0.7%
64,200	Apria Healthcare Group Inc. (a)(b)	1,884,270
37,700	HCA Inc.	1,457,105
40,400	Lincare Holdings Inc. (b)	1,290,376
345,030	Tenet Healthcare Corp. (b)	3,857,435
		8,489,186
Pharmaceuticals — 4.7%
171,800	Abbott Laboratories	6,760,330
24,100	Eli Lilly and Co.	1,535,652
280,960	Johnson & Johnson	15,528,659
224,420	Merck & Co. Inc.	10,177,447

See Notes to Schedules of Investments.

Schedules of Investments (unaudited) (continued)	July 31, 2004

MFS TOTAL RETURN PORTFOLIO

SHARES	SECURITY	VALUE
Pharmaceuticals — 4.7% (continued)
36,400	Novartis AG	$1,629,192
56,100	Pfizer Inc.	1,792,956
39,400	Roche Holding AG	3,896,568
297,200	Wyeth	10,520,880
		51,841,684
	TOTAL HEALTH CARE	63,275,836
INDUSTRIALS — 5.2%
Aerospace and Defense — 1.8%
249,320	Lockheed Martin Corp.	13,211,467
53,600	Northrop Grumman Corp.	2,819,360
32,000	Precision Castparts Corp.	1,802,560
22,200	United Technologies Corp.	2,075,700
		19,909,087
Airlines — 0.1%
98,700	Southwest Airlines Co.	1,428,189
Building Products — 0.2%
83,100	Masco Corp.	2,512,944
Commercial Services and Supplies — 0.1%
35,500	ARAMARK Corp., Class B Shares (a)	952,110
Electrical Equipment — 0.3%
12,800	Cooper Industries, Inc.	727,936
39,300	Emerson Electric Co.	2,385,510
		3,113,446
Industrial Conglomerates — 1.6%
255,270	General Electric Co.	8,487,728
274,690	Tyco International Ltd.	8,515,390
		17,003,118
Machinery — 0.7%
28,100	Caterpillar Inc.	2,065,069
24,050	Deere & Co.	1,510,580
36,600	Eaton Corp.	2,365,824
22,200	Ingersoll-Rand Co. Ltd., Class A Shares	1,524,918
		7,466,391
Road and Rail — 0.4%
82,700	Burlington Northern Santa Fe Corp.	2,934,196
25,800	Union Pacific Corp.	1,453,572
		4,387,768
	TOTAL INDUSTRIALS	56,773,053

See Notes to Schedules of Investments.

Schedules of Investments (unaudited) (continued)	July 31, 2004

MFS TOTAL RETURN PORTFOLIO

SHARES	SECURITY	VALUE
INFORMATION TECHNOLOGY — 3.7%
Communications Equipment — 1.3%
94,000	Cisco Systems, Inc. (b)	$1,960,840
657,500	Nokia Corp., Sponsored ADR (a)	7,640,150
1,383,200	Nortel Networks Corp. (b)	5,062,512
		14,663,502
Computers and Peripherals — 0.2%
27,100	Hewlett-Packard Co.	546,065
12,050	International Business Machines Corp.	1,049,193
		1,595,258
Internet Software and Services — 0.2%
120,230	McAfee, Inc. (b)	2,161,735
IT Consulting and Services — 0.1%
50,300	Accenture Ltd., Class A Shares (b)	1,238,889
Office Electronics — 0.1%
73,000	Xerox Corp. (b)	1,011,780
Semiconductor Equipment and Products — 0.1%
42,500	Novellus Systems, Inc. (b)	1,147,500
Software — 1.7%
69,300	Cadence Design Systems, Inc. (b)	933,471
205,700	Computer Associates International, Inc.	5,191,868
445,490	Microsoft Corp.	12,678,645
		18,803,984
	TOTAL INFORMATION TECHNOLOGY	40,622,648
MATERIALS — 4.8%
Chemicals — 2.7%
67,100	Air Products and Chemicals, Inc.	3,472,425
95,400	The Dow Chemical Co.	3,805,506
221,200	E.I. du Pont de Nemours and Co.	9,482,844
148,720	Lyondell Chemical Co. (a)	2,703,730
81,400	Monsanto Co.	2,951,564
82,700	PPG Industries, Inc.	4,875,165
16,300	Praxair, Inc.	643,035
18,600	Syngenta AG (b)	1,537,761
		29,472,030
Containers and Packaging — 0.8%
381,730	Owens-Illinois, Inc. (a)(b)	5,611,431
154,160	Smurfit-Stone Container Corp. (b)	2,868,918
		8,480,349

See Notes to Schedules of Investments.

Schedules of Investments (unaudited) (continued)	July 31, 2004

MFS TOTAL RETURN PORTFOLIO

SHARES	SECURITY	VALUE
Metals and Mining — 0.6%
163,700	BHP Billiton PLC (b)	$1,491,953
98,800	Campanhia Vale do Rio Doce, Sponsored ADR (b)	5,325,320
		6,817,273
Paper and Forest Products — 0.7%
72,570	Bowater Inc. (a)	2,706,861
29,500	Georgia-Pacific Corp.	991,200
106,250	International Paper Co.	4,593,188
		8,291,249
	TOTAL MATERIALS	53,060,901
TELECOMMUNICATION SERVICES — 5.0%
Diversified Telecommunication Services — 4.1%
199,724	SBC Communications Inc.	5,061,006
1,061,570	Sprint Corp., Series 1, FON Shares (a)	19,830,128
528,014	Verizon Communications Inc.	20,349,660
		45,240,794
Wireless Telecommunication Services — 0.9%
466,120	Vodafone Group PLC, Sponsored ADR (a)	10,128,788
	TOTAL TELECOMMUNICATION SERVICES	55,369,582
UTILITIES — 2.8%
Electric Utilities — 2.5%
12,300	Ameren Corp.	549,687
1,140,090	Calpine Corp. (a)(b)	4,400,747
56,900	Cinergy Corp. (a)	2,176,425
39,300	Dominion Resources, Inc.	2,493,978
43,400	Energy East Corp.	1,057,224
79,700	Entergy Corp.	4,582,750
68,400	Exelon Corp.	2,387,160
12,000	FirstEnergy Corp.	469,200
7,800	NSTAR	365,040
67,800	PPL Corp.	3,142,530
134,750	TXU Corp.	5,344,185
		26,968,926
Gas Utilities — 0.2%
37,600	AGL Resources Inc.	1,111,080
22,100	KeySpan Corp. (a)	795,379
24,700	National Fuel Gas Co.	630,838
		2,537,297

See Notes to Schedules of Investments.

Schedules of Investments (unaudited) (continued)	July 31, 2004

MFS TOTAL RETURN PORTFOLIO

SHARES	SECURITY	VALUE
Multi-Utilities — 0.1%
76,924	NiSource Inc.	$1,592,327
	TOTAL UTILITIES	31,098,550
	TOTAL COMMON STOCK (Cost — $591,281,119)	635,609,471

FACE AMOUNT	SECURITY	VALUE
U.S. GOVERNMENT SECTOR — 27.6%
U.S. Treasury Obligations — 9.1%
	U.S. Treasury Notes:
$9,995,000	1.625% due 3/31/05 (a)	9,983,686
1,725,000	1.250% due 5/31/05 (a)	1,715,702
3,004,000	5.750% due 11/15/05 (a)	3,136,482
2,913,000	6.875% due 5/15/06 (a)	3,131,248
9,240,000	7.000% due 7/15/06 (a)	9,998,336
1,719,000	4.375% due 5/15/07 (a)	1,781,046
3,098,000	3.250% due 8/15/07 (a)	3,111,678
9,974,000	3.000% due 11/15/07 (a)	9,919,073
3,161,000	5.500% due 2/15/08 (a)	3,393,631
95,000	4.000% due 6/15/09 (a)	96,373
3,767,000	4.000% due 11/15/12 (a)	3,686,955
11,208,000	3.875% due 2/15/13 (a)(c)	10,834,549
2,762,000	4.750% due 5/15/14 (a)	2,822,096
	U.S. Treasury Bonds:
20,598,000	6.250% due 8/15/23 (a)	23,110,008
4,865,000	5.375% due 2/15/31 (a)	4,984,348
	U.S. Treasury Inflationary Index Bonds:
3,120,626	4.250% due 1/15/10 (a)	3,585,552
4,918,006	3.000% due 7/15/12 (a)	5,345,454
		100,636,217
U.S. Government Agency Obligations — 18.5%
	Federal Home Loan Bank (FHLB) Notes:
1,905,000	2.875% due 9/15/06 (a)	1,901,910
1,000,000	5.250% due 6/18/14 (a)	1,019,795
	Federal Home Loan Mortgage Corp. (FHLMC):
	Reference Notes:
10,656,000	7.000% due 7/15/05	11,129,286
5,138,000	5.500% due 7/15/06 (a)	5,395,809
2,663,000	2.875% due 12/15/06 (a)	2,650,367
	Pass-Throughs:
129,076	6.500% due 12/1/15	136,661

See Notes to Schedules of Investments.

Schedules of Investments (unaudited) (continued)	July 31, 2004

MFS TOTAL RETURN PORTFOLIO

FACE AMOUNT	SECURITY	VALUE
U.S. Government Agency Obligations — 18.5% (continued)
$4,596,581	4.500% due 5/1/18 to 1/1/19	$4,533,092
2,540,817	5.000% due 5/1/18 to 5/1/19	2,561,816
143,314	5.500% due 4/1/19 to 6/1/19	147,377
1,501,364	6.000% due 2/1/23	1,554,900
5,779,718	5.000% due 9/1/33 to 11/1/33	5,649,868
11,441,959	5.500% due 5/1/33 to 4/1/34	11,508,284
721,145	6.500% due 5/1/34 to 6/1/34	754,353
1,087,943	6.000% due 4/1/34 to 7/1/34	1,117,023
	Federal National Mortgage Association (FNMA):
	Benchmark Notes:
2,000,000	2.500% due 6/15/06 (a)	1,989,374
1,771,000	5.250% due 4/15/07 (a)	1,863,119
3,451,000	6.000% due 5/15/08 (a)	3,727,832
11,056,000	6.625% due 9/15/09 to 11/15/10 (a)	12,352,720
372,000	6.000% due 5/15/11	403,414
5,955,000	6.125% due 3/15/12	6,499,323
1,644,000	Sub. Notes, 5.125% due 1/2/14 (a)	1,624,977
	Pass-Throughs:
1,400,000	5.722% due 2/1/09	1,484,257
193,874	6.330% due 3/1/11	210,781
142,024	4.667% due 4/1/13	140,911
787,327	4.019% due 8/1/13	745,567
720,170	4.518% due 5/1/14	696,178
6,980,952	6.000% due 7/1/16 to 7/1/17	7,297,778
11,635,435	5.000% due 11/1/17 to 11/1/18	11,746,396
7,343,271	4.500% due 4/1/18 to 6/1/19	7,236,788
11,245,513	5.500% due 7/1/17 to 7/1/19	11,578,039
1,791,606	7.500% due 10/1/29 to 1/1/32	1,918,958
28,923,055	5.500% due 2/1/33 to 5/1/34	29,069,922
14,872,388	6.500% due 11/1/28 to 6/1/34	15,544,567
17,878,755	6.000% due 2/1/32 to 7/1/34	18,372,519
	Government National Mortgage Association (GNMA) Pass-Throughs:
298,038	7.000% due 8/15/32	316,774
1,758,651	6.500% due 3/15/28 to 3/15/33	1,842,981
11,274,158	5.500% due 11/15/32 to 8/15/33	11,370,125
5,252,413	6.000% due 10/15/32 to 2/15/34	5,412,582
		203,506,423
	TOTAL U.S. GOVERNMENT SECTOR (Cost — $304,753,337)	304,142,640

See Notes to Schedules of Investments.

Schedules of Investments (unaudited) (continued)	July 31, 2004

MFS TOTAL RETURN PORTFOLIO

FACE AMOUNT	RATING(d)	SECURITY	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.6%
$500,801	Aaa*	Bear Stearns Commercial Mortgage Securities, Series 1999-WF2, Class A1, 6.800% due 7/15/31	$529,473
210,544	BBB	Blackrock Capital Finance L.P., Series 1996-R1, Class B2, 7.750% due 9/25/26 (e)	194,286
		Chase Commercial Mortgage Securities Corp.:
1,167,000	AAA	Series 1998-2, Class A2, 6.390% due 11/18/30	1,262,920
294,617	Aaa*	Series 2000-2, Class A1, 7.543% due 7/15/32	320,381
749,162	Aaa*	Countrywide Alternative Loan Trust, Series 2000-1, Class A5, 8.000% due 7/25/30	748,547
		CRIIMI MAE Commercial Mortgage Trust:
420,000	AAA	Series 1998-1, Class C, 6.701% due 6/20/30 (e)	443,440
2,150,000	A+	Series 1998-C1, Class A2, 7.000% due 6/2/33 (e)	2,279,276
550,000	Aaa*	CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A3, 6.380% due 12/16/35	597,612
1,178,000	Aaa*	Deutsche Mortgage and Asset Receiving Corp., Series 1998-C1, Class A2, 6.538% due 6/15/31	1,265,183
480,762	AAA	First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust, Series 1998-C2, Class A2, 6.560% due 11/18/35	521,019
		First Union-Lehman Brothers Commercial Mortgage Trust:
400,391	Aaa*	Series 1997-C1, Class A3, 7.380% due 4/18/29	430,849
626,429	AAA	Series 1997-C2, Class A3, 6.650% due 11/18/29	662,410
681,235	AAA	GS Mortgage Securities Corp. II, Series 1998-C1, Class A1, 6.060% due 10/18/30	698,782
396,000	AAA	J.P. Morgan Commercial Mortgage Finance Corp., Series 1998-C6, Class A3, 6.613% due 1/15/30	426,374
431,841	AAA	Merrill Lynch Mortgage Investors, Inc., Series 1998-C2, Class A2, 6.390% due 2/15/30	460,466
36,560,998	NR	Morgan Stanley Capital I, Inc., Series 1998-HF2, Class X, Interest Only, 0.801% due 11/15/30 (e)(f)	948,242
1,406,662	AAA	Mortgage Capital Funding, Inc., Series 1998-MC3, Class A2, 6.337% due 11/18/31	1,511,558
342,677	AAA	Multi-Family Capital Access One, Inc., Series 1, Class A, 6.650% due 1/15/24	377,429
202,298	AAA	Residential Accredit Loans, Inc., Series 1998-QS4, Class AI5, 7.000% due 3/25/28	202,174
548,647	AAA	Residential Asset Mortgage Products, Inc., Series 2003-RZ5, Class A3, 3.800% due 7/25/30	534,207
234,482	AAA	Residential Funding Mortgage Securities, Series 2001-S28, Class A1, 6.000% due 12/25/16	234,282
2,101,142	NR	Small Business Administration Participation Certifications, Series 2003-20G, Class 1, 4.350% due 7/1/23	2,008,177

See Notes to Schedules of Investments

Schedules of Investments (unaudited) (continued)	July 31, 2004
MFS TOTAL RETURN PORTFOLIO

FACE AMOUNT	RATING(d)	SECURITY	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.6% (continued)
$673,367	AAA	Wells Fargo Mortgage Backed Securities Trust, Series 2002-6, Class A3, 6.000% due 4/25/17	$673,057
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $17,123,878)	17,330,144
ASSET-BACKED SECURITIES — 0.3%
215,687	AAA	Beneficial Mortgage Corp., Series 1997-2, Class A, 1.582% due 9/28/37 (f)	214,613
2,750,000	AAA	Capital One Auto Finance Trust, Series 2002-A, Class A4, 4.790% due 1/15/09	2,811,566
500,000	AAA	Providian Gateway Master Trust, Series 2000-B, Class A, 1.660% due 3/16/09 (e)(f)	501,871
		TOTAL ASSET-BACKED SECURITIES (Cost — $3,467,298)	3,528,050
CORPORATE BONDS AND NOTES — 10.5%
CONSUMER DISCRETIONARY — 0.6%
Automotive - 0.5%
		DaimlerChrysler North America Holding Corp., Notes:
453,000	A3*	8.000% due 6/15/10	515,225
2,083,000	A3*	6.500% due 11/15/13	2,173,367
1,316,000	Baa1*	Ford Motor Co., 7.450% due 7/16/31 (a)	1,255,160
		General Motors Corp.:
411,000	Baa1*	Notes, 7.200% due 1/15/11 (a)	430,171
800,000	Baa1*	Sr. Debentures, 8.375% due 7/15/33 (a)	838,697
			5,212,620
Media — 0.1%
150,000	BBB-	A.H. Belo Corp., Sr. Debentures, 7.750% due 6/1/27	169,312
484,000	BBB+	Time Warner Entertainment Co. L.P., Notes, 10.150% due 5/1/12	622,459
		The Walt Disney Co., Sr. Notes:
518,000	BBB+	6.375% due 3/1/12	559,917
311,000	BBB+	Series B, 6.750% due 3/30/06	329,301
			1,680,989
		TOTAL CONSUMER DISCRETIONARY	6,893,609
CONSUMER STAPLES — 0.5%
Beverages — 0.2%
1,416,000	BBB+	Miller Brewing Co., Notes, 5.500% due 8/15/13 (e)	1,437,611
Food Products — 0.4%
1,464,000	BBB	Cadbury Schweppes US Finance LLC, Notes, 5.125% due 10/1/13 (e)	1,446,016
602,000	A3*	Kraft Foods Inc., Notes, 6.250% due 6/1/12	643,598
1,557,000	BBB	The Kroger Co., Sr. Notes, 6.750% due 4/15/12	1,705,508
			3,795,122
		TOTAL CONSUMER STAPLES	5,232,733

See Notes to Schedules of Investments

Schedules of Investments (unaudited) (continued)	July 31, 2004
MFS TOTAL RETURN PORTFOLIO

FACE AMOUNT	RATING(d)	SECURITY	VALUE
ENERGY — 0.6%
Energy Equipment and Services — 0.1%
$472,000	BBB	CenterPoint Energy Resources Corp., Sr. Notes, Series B, 7.875% due 4/1/13	$546,198
985,000	BBB+	Kinder Morgan Energy Partners, L.P., Sr. Bonds, 7.750% due 3/15/32	1,109,501
			1,655,699
Oil and Gas — 0.5%
850,000	BBB-	Amerada Hess Corp., Notes, 7.300% due 8/15/31	883,367
2,367,000	NR	ConocoPhillips, Notes, 8.500% due 5/25/05	2,484,969
988,000	BBB	Devon Financing Corp., ULC, Notes, 6.875% due 9/30/11	1,086,437
537,000	A-	EnCana Holdings Finance Corp., Notes, 5.800% due 5/1/14	552,604
			5,007,377
		TOTAL ENERGY	6,663,076
FINANCIALS — 4.5%
Banks — 0.9%
2,663,000	Aa3*	Bank of America Corp., Sub. Notes, 7.400% due 1/15/11	3,039,599
975,000	Aa3*	Barclays Bank PLC, Notes, 6.860% due 9/29/49 (e)(f)	1,026,317
1,910,000	A3*	Popular North America, Inc., Notes, 4.250% due 4/1/08	1,923,618
834,000	A1*	Wachovia Corp., Sub. Notes, 5.250% due 8/1/14	824,720
2,874,000	Aa1*	Wells Fargo Bank N.A., Sub. Notes, 7.800% due 6/15/10 (f)	3,000,281
			9,814,535
Diversified Financials — 2.8%
801,000	A2*	Abbey National Capital Trust I, 8.963% due 12/29/49 (f)	1,027,149
2,500,000	AAA	AIG SunAmerica Global Financing II, Sr. Notes, 7.600% due 6/15/05 (e)	2,610,470
816,000	AAA	AIG SunAmerica Institutional Funding II, Medium-Term Notes, 5.750% due 2/16/09	863,938
		CS First Boston (USA), Inc., Notes:
475,000	Aa3*	6.125% due 11/15/11	505,419
3,121,000	Aa3*	6.500% due 1/15/12	3,392,000
872,000	A1*	DBS Capital Funding Corp., Sub. Bonds, 7.657% due 3/31/49 (e)(f)	985,388
		Ford Motor Credit Co., Notes:
833,000	A3*	6.875% due 2/1/06	874,253
970,000	A3*	7.875% due 6/15/10	1,060,240
582,000	A3*	7.000% due 10/1/13 (a)	593,387
		GE Capital Corp.:
		Debentures:
313,000	AAA	8.750% due 5/21/07	358,312
553,000	AAA	8.500% due 7/24/08	643,329
1,232,000	AAA	Medium-Term Notes, Series A, 7.500% due 5/15/05	1,282,006
1,063,000	A3*	General Motors Acceptance Corp., Notes, 6.875% due 9/15/11	1,092,766

See Notes to Schedules of Investments

Schedules of Investments (unaudited) (continued)	July 31, 2004
MFS TOTAL RETURN PORTFOLIO

FACE AMOUNT	RATING(d)	SECURITY	VALUE
Diversified Financials — 2.8% (continued)
$1,294,000	Aa3*	The Goldman Sachs Group, Inc., Notes, 5.700% due 9/1/12	$1,328,404
550,000	A1*	HBOS Capital Funding LP, Notes, 6.071% due 6/30/49 (e)(f)	562,282
300,000	D	JET Equipment Trust, Notes, Series 95-D, 11.440% due 11/1/14 (e)(g)	1,500
2,500,000	AAA	KFW International Finance Inc., Medium-Term Notes, 4.250% due 4/18/05 (a)	2,536,857
		Lehman Brothers Holdings Inc., Sr. Notes:
711,000	A1*	7.750% due 1/15/05	728,983
771,000	A1*	8.250% due 6/15/07	869,254
896,000	Aa3*	Merrill Lynch & Co., Inc. Medium-Term Notes, Series C, 5.450% due 7/15/14	895,642
599,000	BBB+	MidAmerican Funding LLC., Sr. Secured Bonds, 6.927% due 3/1/29	642,846
		Morgan Stanley, Notes:
854,000	Aa3*	6.100% due 4/15/06	898,920
864,000	Aa3*	6.750% due 4/15/11	950,441
280,000	A2*	Natexis AMBS Co., LLC, Trust Preferred Securities, 8.440% due 12/29/49 (e)(f)	321,402
		Pemex Project Funding Master Trust:
153,000	Baa1*	Bonds, 8.625% due 2/1/22	165,622
1,296,000	Baa1*	Notes, 7.375% due 12/15/14	1,360,800
600,000	A+	Prudential Funding LLC, Notes, 6.600% due 5/15/08 (e)	659,497
2,000,000	A1*	RBS Capital Trust II, Trust Preferred Securities, 6.425% due 12/29/49 (f)	1,937,290
1,412,000	A1*	UniCredito Italiano Capital Trust II, Trust Preferred Securities, 9.200% due 10/29/49 (e)(f)	1,721,992
			30,870,389
Insurance — 0.2%
630,000	Baa2*	Fund American Cos., Inc., Notes, 5.875% due 5/15/13	628,583
1,555,000	A	MetLife, Inc., Sr. Notes, 6.500% due 12/15/32	1,620,966
			2,249,549
Real Estate — 0.6%
1,751,000	BBB+	EOP Operating, L.P., Notes, 6.800% due 1/15/09	1,906,433
843,000	BBB	Simon Property Group, L.P., Notes, 6.375% due 11/15/07	906,449
1,555,000	A	SocGen Real Estate Co. LLC, Trust Preferred Securities, Series A, 7.640% due 12/29/49 (e)(f)	1,723,665
1,804,000	BBB	Vornado Realty L.P., Sr. Notes, 5.625% due 6/15/07	1,889,086
			6,425,633
		TOTAL FINANCIALS	49,360,106
HEALTHCARE — 0.2%
Healthcare Providers and Services — 0.2%
		HCA Inc.:
1,489,000	BBB-	Notes, 6.950% due 5/1/12	1,571,001
260,000	BBB-	Sr. Notes, 8.750% due 9/1/10	299,892
			1,870,893

See Notes to Schedules of Investments

Schedules of Investments (unaudited) (continued)	July 31, 2004

MFS TOTAL RETURN PORTFOLIO

FACE AMOUNT	RATING(d)	SECURITY	VALUE
Pharmaceuticals — 0.0%
$600,000	A	Wyeth, Notes, 6.500% due 2/1/34	$574,639
		TOTAL HEALTHCARE	2,445,532
INDUSTRIALS — 1.2%
Aerospace and Defense — 0.6%
1,038,000	Baa1*	BAE Systems Holdings Inc., Notes, 6.400% due 12/15/11 (e)	1,117,899
2,793,000	A	Boeing Capital Corp., Notes, 6.500% due 2/15/12 (a)	3,048,590
1,395,000	BBB	Northrop Grumman Corp., Sr. Debentures, 7.750% due 2/15/31	1,647,166
1,038,000	BBB-	Raytheon Co., Sr. Notes, 6.150% due 11/1/08	1,116,012
			6,929,667
Airlines — 0.0%
262,336	BBB+	Continental Airlines Inc., Series 981A, 6.648% due 9/15/17	244,144
Commercial Services and Supplies — 0.5%
		Cendant Corp., Sr. Notes:
1,108,000	Baa1*	6.875% due 8/15/06	1,185,629
534,000	Baa1*	6.250% due 1/15/08	573,384
		Waste Management Inc., Sr. Notes:
1,268,000	BBB	7.000% due 7/15/28	1,346,790
1,504,000	BBB	7.375% due 8/1/10	1,704,773
			4,810,576
Machinery — 0.1%
630,000	BBB	Kennametal Inc., Sr. Notes, 7.200% due 6/15/12	672,674
		TOTAL INDUSTRIALS	12,657,061
MATERIALS — 0.3%
Chemicals — 0.1%
659,000	A-	The Dow Chemical Co., Notes, 5.750% due 12/15/08	695,407
Paper and Forest Products — 0.2%
748,000	BBB	MeadWestvaco Corp., Debentures, 6.800% due 11/15/32	749,021
1,500,000	BBB	Weyerhaeuser Co., Notes, 6.750% due 3/15/12	1,642,452
			2,391,473
		TOTAL MATERIALS	3,086,880
TELECOMMUNICATION SERVICES — 1.2%
Diversified Telecommunication Services — 1.2%
623,000	BB+	Citizens Communications Co., Sr. Notes, 8.500% due 5/15/06	665,920
824,000	BBB+	Deutsche Telekom International Finance BV, Bonds, 8.750% due 6/15/30	1,026,561
461,000	BBB+	France Telecom SA, Sr. Notes, 9.000% due 3/1/11	538,573
737,000	BBB	PCCW Capital II Ltd., Notes, 6.000% due 7/15/13 (e)	739,700
		Sprint Capital Corp., Notes:
688,000	BBB-	6.000% due 1/15/07	724,006
1,315,000	BBB-	6.875% due 11/15/28	1,312,501

See Notes to Schedules of Investments.

Schedules of Investments (unaudited) (continued)	July 31, 2004

MFS TOTAL RETURN PORTFOLIO

FACE AMOUNT	RATING(d)	SECURITY	VALUE
Diversified Telecommunication Services — 1.2% (continued)
$3,319,000	BB+	TCI Communications Inc., Preferred Securities, 9.650% due 3/31/27	$3,910,585
1,495,000	BBB+	Telecom Italia Capital S.A., Notes, 30-Year Tranche, 5.250% due 11/15/13 (e)	1,471,074
287,000	BBB	Telus Corp., Notes, 8.000% due 6/1/11	328,197
2,400,000	A+	Verizon New York Inc., Sr. Debentures, Series A, 6.875% due 4/1/12	2,608,289
			13,325,406
Wireless Telecommunications Services — 0.0%
410,000	BBB	AT&T Wireless Services Inc., Sr. Notes, 7.350% due 3/1/06	437,047
		TOTAL TELECOMMUNICATION SERVICES	13,762,453
UTILITIES — 1.4%
Electric Utilities — 1.4%
1,500,000	BBB	DTE Energy Co., Sr. Notes, 7.050% due 6/1/11	1,645,758
726,276	BBB-	Entergy Louisiana, Inc., Waterford 3 Secured Lease Obligation Bonds, 8.090% due 1/2/17	807,739
1,407,000	A-	Exelon Generation Co., LLC, Sr. Notes, 6.950% due 6/15/11	1,555,953
796,000	Baa3*	FirstEnergy Corp., Sr. Notes, Series B, 6.450% due 11/15/11	843,180
1,250,000	A+	Hydro-Québec, Global Debentures, Series JL, 6.300% due 5/11/11	1,371,084
		MidAmerican Energy Holdings Co., Sr. Notes:
544,000	BBB-	3.500% due 5/15/08	526,062
268,000	BBB-	5.875% due 10/1/12	275,558
271,000	A+	Niagara Mohawk Power Corp., Secured Mortgage Bonds, 7.750% due 5/15/06	292,590
299,657	Baa1*	Northeast Utilities, Notes, Series A, 8.580% due 12/1/06	322,862
1,327,000	Baa2*	Oncor Electric Delivery Co., Debentures, 7.000% due 9/1/22	1,447,425
1,500,000	BBB	Pacific Gas & Electric Co., Mortgages, 4.800% due 3/1/14	1,446,258
		Progress Energy, Inc., Sr. Notes:
458,000	Baa2*	7.100% due 3/1/11	505,618
1,292,000	Baa2*	6.850% due 4/15/12 (a)	1,410,193
		PSEG Power LLC, Sr. Notes:
405,000	Baa1*	6.950% due 6/1/12	443,754
533,000	Baa1*	8.625% due 4/15/31	662,816
750,000	BBB-	System Energy Resources Inc., Secured Lease Obligation Bonds, 5.129% due 1/15/14 (e)	739,087
858,000	NR	Toledo Edison Co., Mortgage Bonds, 7.875% due 8/1/04	858,000
			15,153,937
		TOTAL CORPORATE BONDS AND NOTES
		(Cost — $112,491,426)	115,255,387
SOVEREIGN DEBT — 0.2%
Italy — 0.1%
1,500,000	AA-	Republic of Italy, Notes, 4.625% due 6/15/05	1,534,214

See Notes to Schedules of Investments.

Schedules of Investments (unaudited) (continued)	July 31, 2004

MFS TOTAL RETURN PORTFOLIO

FACE AMOUNT	RATING(d)	SECURITY	VALUE
Mexico — 0.1%
		United Mexican States:
$250,000	Baa2*	Medium-Term Notes, Series A, 8.000% due 9/24/22	$269,500
333,000	Baa2*	Notes, 8.125% due 12/30/19	368,215
			637,715
		TOTAL SOVEREIGN DEBT
		(Cost — $2,124,625)	2,171,929
		SUB-TOTAL INVESTMENTS
		(Cost — $1,031,241,683)	1,078,037,621
SHORT-TERM INVESTMENTS — 2.1%
22,706,000		Federal National Mortgage Association, Discount Notes, due 8/2/04
		(Cost — $22,706,000)	22,706,000
		TOTAL INVESTMENTS — 100%
		(Cost — $1,053,947,683**)	$1,100,743,621
LOANED SECURITIES COLLATERAL
155,860,378		State Street Navigator Securities Lending Trust Prime Portfolio
		(Cost — $155,860,378)	$155,860,378
(a)	All or a portion of this security is on loan (See Note 3).
(b)	Non-income producing security.
(c)	All or a portion of this security is segregated for extended settlements.
(d)	All ratings are by Standard & Poor’s Rating Service, except for those identified by an asterisk (*), which are rated by Moody’s Investors Service.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(f)	Variable rate security.
(g)	Security is currently in default.
**	Aggregate cost for Federal income tax purposes is substantially the same.

See pages 20 through 21 for definitions of ratings.

Abbreviation used in this schedule:

ADR     — American Depositary Receipt

See Notes to Schedules of Investments.

Schedules of Investments (unaudited)	July 31, 2004

TRAVELERS MANAGED INCOME PORTFOLIO

FACE AMOUNT		SECURITY	VALUE
U.S. GOVERNMENT AND AGENCY OBLIGATIONS — 45.1%
		U.S. Treasury Notes:
$35,272,000		5.875% due 11/15/05	$36,882,696
14,500,000		6.500% due 10/15/06	15,643,586
25,000,000		5.625% due 5/15/08	26,994,150
1,400,000		3.375% due 12/15/08	1,390,376
26,920,000		4.750% due 5/15/14	27,505,725
1,500,000		Federal Home Loan Mortgage Corp., Medium Term Notes, 2.900% due 2/27/19 (a)	1,495,439
		Federal National Mortgage Association:
		Benchmark Notes:
3,100,000		1.750% due 6/16/06	3,041,308
4,900,000		6.000% due 5/15/11	5,313,780
3,450,000		Notes, 2.000% due 2/9/07 (a)	3,439,840
		TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost — $122,964,506)	121,706,900

FACE AMOUNT	RATING(b)	SECURITY	VALUE
CORPORATE BONDS AND NOTES — 44.0%
Aerospace/Defense — 1.6%
4,200,000	BBB	Northrop Grumman Corp., Notes, 8.625% due 10/15/04	4,254,932
Automotive — 1.4%
2,530,000	A3*	DaimlerChrysler North America Holding Corp., Notes, 4.050% due 6/4/08	2,509,089
1,300,000	BBB-	Lear Corp., Sr. Notes, Series B, 7.960% due 5/15/05	1,353,212
			3,862,301
Construction & Engineering — 0.4%
1,000,000	BBB-	MDC Holdings, Inc., Sr. Notes, 5.500% due 5/15/13	981,844
Containers — 0.3%
700,000	BBB	Sealed Air Corp., Sr. Notes, 5.625% due 7/15/13(c)	698,515
Energy — 1.0%
800,000	BBB+	Anadarko Finance Co., Sr. Notes, Series B, 6.750% due 5/1/11	887,154
500,000	A-	Cooper Cameron Corp., Sr. Notes, 2.650% due 4/15/07	487,499
1,300,000	BBB	Devon Financing Corp., ULC, Notes, 6.875% due 9/30/11	1,429,523
			2,804,176
Entertainment/Media — 3.1%
500,000	BBB-	Clear Channel Communications, Inc., Sr. Notes, 4.400% due 5/15/11	476,227
1,000,000	BBB	Comcast Cable Communications, Inc., Exchange Notes, 8.500% due 5/1/27	1,230,167
2,400,000	BBB-	Liberty Media Corp., Sr. Notes, 3.020% due 9/17/06 (a)	2,437,008
4,000,000	BBB+	Time Warner Inc., Notes, 6.150% due 5/1/07	4,246,456
			8,389,858
Financial Services — 10.9%
2,290,000	AA-	ABN AMRO Bank, Sr. Notes, 1.250% due 5/11/07 (a)	2,295,084
1,480,000	A	Countrywide Home Loans, Inc., Medium Term Notes, Series L, 4.000% due 3/22/11	1,397,650
1,300,000	Baa2*	Capital One Bank, Notes, 5.000% due 6/15/09	1,318,725
700,000	Aa3*	Credit Suisse First Boston (USA), Inc., Notes, 6.125% due 11/15/11	744,829
2,280,000	Aa3*	FleetBoston Financial Corp., Sub. Notes, 7.125% due 4/15/06	2,442,270
		Ford Motor Credit Co., Global Landmark Securities:
2,000,000	A3*	6.875% due 2/1/06	2,099,046
400,000	A3*	7.000% due 10/1/13	407,826
2,000,000	AAA	General Electric Capital Corp., Notes, 5.450% due 1/15/13	2,057,842
1,500,000	A3*	General Motors Acceptance Corp., Notes, 7.250% due 3/2/11	1,579,742
2,300,000	Aa3*	The Goldman Sachs Group, Inc., Notes, 4.750% due 7/15/13	2,191,419
2,700,000	A1*	Household Finance Corp., Notes, 6.375% due 11/27/12	2,903,423
1,000,000	A1*	Huntington National Bank, Sr. Notes, 4.650% due 6/30/09	1,010,730
1,700,000	A1*	Lehman Brothers Holdings Inc., Medium-Term Notes, Series G, 4.800% due 3/13/14	1,616,423
1,500,000	Aa3*	Merrill Lynch & Co., Inc., Medium-Term Notes, Series B, 3.375% due 9/14/07	1,487,966
		Morgan Stanley:
1,000,000	Aa3*	Notes, 6.600% due 4/1/12	1,087,708
1,700,000	A1*	Sub. Notes, 4.750% due 4/1/14	1,590,959
2,000,000	AA-	U.S. Bank, NA, Notes, 2.870% due 2/1/07	1,973,426
1,300,000	A-	Washington Mutual Bank, FA, Sub. Notes, 5.650% due 8/15/4	1,307,878
			29,512,946

See Notes to Schedules of Investments.

Schedules of Investments (unaudited) (continued) July 31, 2004
TRAVELERS MANAGED INCOME PORTFOLIO

FACE AMOUNT	RATING(b)	SECURITY	VALUE
Food & Beverage — 0.8%
$2,000,000	BBB	Fred Meyer, Inc., Notes, 7.450% due 3/1/08	$2,224,836
Industrial Conglomerates — 0.9%
2,300,000	BBB	Tyco International Group SA, Notes, 6.125% due 11/1/08	2,467,902
Insurance — 1.4%
1,800,000	AAA	MassMutual Global Funding II, Notes, 2.550% due 7/15/08(c)	1,711,561
2,100,000	AA+	New York Life Global Funding, Notes, Series 2003-1, 5.375% due 9/15/13(c)	2,135,410
			3,846,971
Metals & Mining — 0.4%
800,000	BBB-	Phelps Dodge Corp., Sr. Notes, 8.750% due 6/1/11	958,157
Paper & Forest Products — 0.8%
2,200,000	BBB	International Paper Co., Notes, 5.500% due 1/15/14	2,187,931
Pharmaceuticals — 0.9%
2,600,000	A	Wyeth, Notes, 5.500% due 2/1/14	2,515,144
Real Estate — 2.6%
700,000	BBB	HRPT Properties Trust, Sr. Notes, 6.250% due 8/15/16	704,905
630,000	BB+	iStar Financial Inc., Sr. Notes, 6.000% due 12/15/10	640,857
300,000	A-	Kimco Realty Corp., Medium-Term Notes, Series C, 1.880% due 8/1/06 (a)	299,980
5,200,000	BBB	Post Apartment Homes, L.P., Notes, 6.850% 3/16/15	5,301,941
			6,947,683
Retail — 1.8%
5,000,000	AA	Wal-Mart Stores Inc., Notes, 4.550% due 5/1/13	4,877,220
Telecommunications — 6.3%
8,200,000	Baa1*	Cox Enterprises Inc., Notes, 7.875% due 9/15/10 (c)	9,372,239
2,500,000	BBB+	Deutsche Telekom International Finance BV, Notes, 8.250% due 6/15/05	2,621,817
1,830,000	BBB-	Sprint Capital Corp., Notes, 6.125% due 11/15/08	1,940,373
3,000,000	BBB+	Telecom Italia Capital SA, Notes, Tranche B, 5.250% due 11/15/13 (c)	2,951,988
			16,886,417
Tobacco — 0.8%
2,000,000	BBB	Altria Group, Inc., Notes, 5.625% due 11/4/08	2,025,624
Utilities — 8.6%
1,150,000	B+	CMS Energy Corp., Sr. Notes, 7.625% due 11/15/04	1,170,125
930,000	BBB	Duke Energy Field Services, LLC, Notes, 7.500% due 8/16/05	974,424
3,000,000	BBB	Pepco Holdings, Inc., Notes, 5.500% due 8/15/07	3,107,175
4,400,000	BBB-	Progress Energy, Inc., Sr. Notes, 6.050% due 4/15/07	4,648,807
800,000	BB-	PSE&G Energy Holdings Inc., Sr. Notes, 8.625% due 2/15/08	872,000
2,200,000	A3*	Scana Corp., Medium-Term Notes, 1.570% due 11/15/06 (a)	2,203,549
900,000	A+	Southern California Gas Co., First Mortgage Bonds, Series II, 4.375% due 1/15/11	888,742
2,000,000	Aa1*	SP PowerAssets Ltd., Notes, 5.000% due 10/22/13 (c)	1,978,626
1,000,000	BBB-	TransAlta Corp., Sr. Notes, 5.750% due 12/15/13	999,848
4,000,000	B+	Transcontinental Gas Pipe Line Corp., Notes, 6.125% due 1/15/05	4,055,000
2,300,000	Baa1*	Xcel Energy Inc., Sr. Notes, Series B, 3.400% due 7/1/08	2,235,382
			23,133,678
		TOTAL CORPORATE BONDS (Cost — $116,323,997)	118,576,135
ASSET-BACKED SECURITIES — 4.0%
1,430,398	AAA	California Infrastructure PG&E-1, Series 1997-1, Class A7, 6.420% due 9/25/08	1,490,281
1,100,000	AAA	Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2002-2, Class 1A5, 5.833% due 4/25/32	1,148,723
2,121,905	AAA	DaimlerChrysler Auto Trust, Series 2001-C, Class A4, 4.630% due 12/6/06	2,150,026
2,000,000	AAA	Discover Card Master Trust I, Series 1996-3, Class A, 6.050% due 8/18/08	2,099,032
2,500,000	AAA	Ford Credit Auto Owner Trust, Series 2002-B, Class A4, 4.750% due 8/15/06	2,552,147
1,373,062	AAA	Toyota Auto Receivables Owner Trust, Series 2002-C, Class A3, 2.650% due 11/15/06	1,377,522
		TOTAL ASSET-BACKED SECURITIES (Cost — $11,115,957)	10,817,731

See Notes to Schedules of Investments.

Schedules of Investments (unaudited) (continued)	July 31, 2004

TRAVELERS MANAGED INCOME PORTFOLIO

FACE AMOUNT	RATING(b)	SECURITY	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS — 3.6%
1,400,000	AAA	Banc of America Commercial Mortgage Inc., Series 2004-3, Class A4, 5.176% due 6/10/39	$1,423,632
1,500,000	AAA	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-C5, Class A4, 4.900% due 12/15/36	1,473,600
		LB-UBS Commercial Mortgage Trust:
1,240,000	AAA	Series 2002-C4, Class A5, 4.853% due 9/15/31	1,229,497
2,000,000	AAA	Series 2003-C3, Class A2, 3.086% due 5/15/27	1,935,417
2,000,000	AAA	Series 2004-C1, Class A4, 4.568% due 1/15/31	1,913,504
1,650,000	AAA	Wachovia Bank Commercial Mortgage Trust, Series 2003-C6, Class A3, 4.957% due 8/15/35	1,666,601
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $9,807,129)	9,642,251

SHARES		SECURITY	VALUE
WARRANT (d) — 0.0%
150		Loral Orion Network Systems, Inc., Expires 1/15/07 (Cost — $105)	2
		SUB-TOTAL INVESTMENTS (Cost — $260,211,694)	260,743,019

FACE AMOUNT		SECURITY	VALUE
REPURCHASE AGREEMENT — 3.3%
$8,937,000		State Street Bank and Trust Co. dated 7/30/04, 1.250% due 8/2/04 Proceeds at maturity — $8,937,931; (Fully collateralized by U.S. Treasury Bonds, 6.750% due 8/15/26; Market Value — $9,118,575) (Cost — $8,937,000)	8,937,000
		TOTAL INVESTMENTS — 100% (Cost — $269,148,694**)	$269,680,019
(a)	Variable rate security.
(b)	All ratings are by Standard & Poor’s Ratings Services (“Standard & Poor’s”), except that those which are identified by an asterisk (*) are rated by Moody’s Investors Service Inc. (Moody’s”).
(c)	Security is exempt from registration under Rule 144A of the Securities Act 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(d)	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is substantially the same.

See pages 20 through 21 for definitions of ratings.

See Notes to Schedules of Investments.

Schedules of Investments (unaudited)	July 31, 2004

SMITH BARNEY MONEY MARKET PORTFOLIO

FACE AMOUNT	SECURITY	ANNUALIZED YIELD	VALUE
COMMERCIAL PAPER — 38.5%
$10,000,000	Abbey National North America LLC matures 8/5/04	1.30%	$9,998,917
15,000,000	ABN-AMRO North America Finance Inc. mature 8/12/04 to 9/10/04	1.07 to 1.09	14,991,258
8,000,000	ANZ Delaware Inc. matures 8/23/04	1.32	7,993,840
10,000,000	Bank America Corp. matures 8/12/04	1.29	9,996,417
5,400,000	Calyon North America Inc. matures 8/26/04	1.37	5,395,068
15,000,000	Danske Corp. mature 8/6/04 to 8/23/04	1.10 to 1.32	14,995,354
10,000,000	Depfa Bank PLC matures 9/17/04	1.47	9,981,280
10,000,000	Deutsche Bank Financial LLC matures 8/9/04	1.27	9,997,530
4,300,000	Dexia Delaware LLC matures 9/14/04	1.45	4,292,553
20,000,000	General Electric Capital Corp. mature 8/2/04 to 8/12/04	1.08 to 1.29	19,996,267
20,000,000	Goldman, Sachs & Co. matures 8/2/04	1.32	20,000,000
8,650,000	HBOS Treasury Services PLC mature 8/2/04 to 8/6/04	1.20 to 1.28	8,649,573
20,000,000	ING US Funding LLC mature 8/9/04 to 9/30/04	1.21 to 1.51	19,982,621
10,000,000	National Australia Funding Del Inc. matures 8/5/04	1.27	9,998,942
15,000,000	Nationwide Building Society mature 8/23/04 to 10/1/04	1.09 to 1.51	14,979,971
5,789,000	Royal Bank of Scotland PLC matures 8/6/04	1.25	5,788,196
12,150,000	Svenska Handelsbanken Inc. mature 8/5/04 to 9/24/04	1.30 to 1.51	12,136,966
2,900,000	UBS Finance Delaware LLC matures 9/10/04	1.45	2,895,445
	TOTAL COMMERCIAL PAPER (Cost — $202,070,198)		202,070,198
AGENCY DISCOUNT NOTES — 5.3%
7,715,000	Federal Home Loan Bank mature 9/1/04 to 12/27/04	1.40 to 1.73	7,676,715
20,270,000	Federal National Mortgage Association mature 8/6/04 to 9/15/04	1.07 to 1.45	20,246,257
	TOTAL AGENCY DISCOUNT NOTES (Cost — $27,922,972)		27,922,972
CERTIFICATES OF DEPOSIT — 3.8%
20,000,000	Wells Fargo Bank N.A. mature 8/2/04 to 8/9/04 (Cost — $20,000,038)	1.26 to 1.32	20,000,038
FOREIGN CERTIFICATES OF DEPOSIT — 41.7%
5,000,000	Bank of Montreal matures 9/7/04	1.07	5,000,099
15,000,000	BNP Paribas mature 8/11/04 to 9/14/04	1.29 to 1.46	14,999,818
20,000,000	Canadian Imperial Bank of Commerce NY mature 8/10/04 to 9/30/04	1.30 to 1.48	20,000,163
10,000,000	Calyon mature 8/3/04 to 9/7/04	1.30 to 1.37	9,998,662
5,000,000	Credit Agricole Indosuez matures 9/20/04	1.08	5,000,034
20,000,000	CS First Boston Corp. NY mature 8/6/04 to 8/25/04	1.30 to 1.39	20,000,000
15,000,000	Dexia Bank NY matures 8/31/04	1.24	14,998,036
20,000,000	Fortis Bank NY mature 8/24/04 to 9/13/04	1.34 to 1.42	20,000,000
10,000,000	HBOS Treasury Services NY mature 8/19/04 to 10/6/04	1.37 to 1.50	9,999,529
20,000,000	Lloyds TSB Bank PLC NY mature 8/31/04 to 12/21/04	1.06 to 1.76	20,001,169
10,000,000	Rabobank Nederland NV NY matures 8/16/04	1.28	10,000,078
20,000,000	Societe Generale NY mature 8/23/04 to 9/14/04	1.32 to 1.47	19,999,521
7,000,000	Svenska Handelsbanken NY matures 10/6/04	1.51	6,999,992
10,000,000	Toronto Dominion Bank NY matures 9/2/04	1.45	10,000,000
17,000,000	UBS AG Stamford mature 8/11/04 to 10/6/04	1.26 to 1.51	16,999,853
15,000,000	Unicredito Italiano S.p.A. mature 8/24/04 to 10/6/04	1.39 to 1.55	14,999,953
	TOTAL FOREIGN CERTIFICATES OF DEPOSIT (Cost — $218,996,907)		218,996,907

FACE AMOUNT	SECURITY	ANNUALIZED YIELD	VALUE
TIME DEPOSITS — 10.7%
$15,978,000	JP Morgan Chase Bank matures 8/2/04	1.31%	$15,978,000
20,000,000	Royal Bank of Canada matures 8/2/04	1.32	20,000,000
20,000,000	State Street Bank & Trust matures 8/2/04	1.32	20,000,000
	TOTAL TIME DEPOSITS (Cost — $55,978,000)		55,978,000
	TOTAL INVESTMENTS — 100% (Cost — $524,968,115*)		$524,968,115
*	Aggregate cost for Federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.
A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.
BB, B, CCC, CC and C	—	Bonds rated “BB” “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.
Aaa	—	Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa	—	Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

Bond Ratings (unaudited) (continued)

A	—	Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa	—	Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
B	—	Bonds that are rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa	—	Bonds rated “Caa” are of poor standing. These issues may be in default, or present elements of danger may exist with respect to principal or interest.
NR	—	Indicates that the bond is not rated by Standard & Poor’s or Moody’s.

Notes to the Schedules of Investments (unaudited)

1. Significant Accounting Policies

The MFS Total Return Portfolio (“MFSTR”), Travelers Managed Income Portfolio (“TMI”) and Smith Barney Money Market Portfolio (“SBMM”) (“Fund(s)”) are separate diversified investment funds of the Travelers Series Fund Inc. (“Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company

The following are significant accounting policies consistently followed by the Funds and are in conformity with generally accepted accounting principles (“GAAP”): (a) security transactions are accounted for on trade date; (b) SBMM uses the amortized cost method for valuing all of its investments; MFSTR and TMI use the amortized cost method for valuing securities with maturities less than 60 days, accordingly, the cost of securities plus accreted discount or minus amortized premium approximates value; (c) securities traded on national securities markets are valued at the closing prices on such markets; fixed-income securities are valued at the mean between the bid and asked prices provided by an independent pricing service; securities for which no sales price was reported and U.S. government agencies and obligations are valued at the mean between the bid and asked prices; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price; securities primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when a significant event, subsequent to the time a value was so established, is likely to have significantly changed the value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Directors or its delegates; (d) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Directors; and (e) the accounting records of each Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Net unrealized appreciation or depreciation on investments and foreign currency translation arise from changes in the value of assets and liabilities, including investments in securities at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

2. Repurchase Agreements

When entering into repurchase agreements, it is the Funds’ policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

Notes to the Schedules of Investments (unaudited) (continued)

3.	Lending of Portfolio Securities

The Funds have an agreement with their custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations. Fees earned by the Funds on securities lending are recorded as interest income. Loans of securities by the Funds are collateralized by cash, U.S. government securities, high quality money market instruments or other securities that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The Fund maintains exposure for the risk of any losses in the investment of amounts received as collateral. The Fund also maintains exposure for its risk of any loss in the investment securities loaned. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

At July 31, 2004, MFSTR loaned securities having a market value of $166,706,638. MFSTR received cash collateral amounting to $155,860,378, which was invested in State Street Navigator Securities Lending Trust Prime Portfolio. In addition, MFSTR received securities collateral amounting to $13,890,085, which is maintained in a segregated account by the custodian.

At July 31, 2004, SBMM and TMI did not have any securities on loan.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Travelers Series Fund Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	September 27, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	September 27, 2004

By	/s/ ANDREW B. SHOUP
Andrew B. Shoup
Chief Administrative Officer

Date	September 27, 2004